Discontinued Operations Assets and liabilities of the Resin Business (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities of the Resin Business [Abstract]
Accounts receivable, net	$ 8.8	$ 11.0
Inventories, net	8.2	8.5
Property, net	21.7	23.0
Other assets	0.6	1.1
Assets held-for-sale	39.3	43.6
Liabilities Held-for-sale	18.0	21.8
Accounts payable	15.8	18.2
Accrued expenses	$ 2.2	$ 3.6